Benefit Plans - Weighted average target allocation and actual percentage (Details) - Pension benefits - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Pension plans' weighted average target percentage of plan assets and the actual percentage of plan assets
Actual percentage of plan assets	100.00%	100.00%
Fair value of plan assets	$ 5,299	$ 6,284	$ 5,650
Equity securities
Pension plans' weighted average target percentage of plan assets and the actual percentage of plan assets
Actual percentage of plan assets	47.00%	58.00%
Equity securities | Minimum
Pension plans' weighted average target percentage of plan assets and the actual percentage of plan assets
Target asset allocation	36.00%
Equity securities | Maximum
Pension plans' weighted average target percentage of plan assets and the actual percentage of plan assets
Target asset allocation	53.00%
Fixed income securities
Pension plans' weighted average target percentage of plan assets and the actual percentage of plan assets
Actual percentage of plan assets	41.00%	34.00%
Fixed income securities | Minimum
Pension plans' weighted average target percentage of plan assets and the actual percentage of plan assets
Target asset allocation	40.00%
Fixed income securities | Maximum
Pension plans' weighted average target percentage of plan assets and the actual percentage of plan assets
Target asset allocation	53.00%
Limited partnership interests
Pension plans' weighted average target percentage of plan assets and the actual percentage of plan assets
Actual percentage of plan assets	9.00%	6.00%
Limited partnership interests | Minimum
Pension plans' weighted average target percentage of plan assets and the actual percentage of plan assets
Target asset allocation	0.00%
Limited partnership interests | Maximum
Pension plans' weighted average target percentage of plan assets and the actual percentage of plan assets
Target asset allocation	15.00%
Short-term investments and other
Pension plans' weighted average target percentage of plan assets and the actual percentage of plan assets
Target asset allocation	0.00%
Actual percentage of plan assets	3.00%	2.00%
Private equity funds
Pension plans' weighted average target percentage of plan assets and the actual percentage of plan assets
Actual percentage of plan assets	1.00%	2.00%
Mutual funds
Pension plans' weighted average target percentage of plan assets and the actual percentage of plan assets
Target asset allocation	4.00%	3.00%
Securities pledged as collateral
Pension plans' weighted average target percentage of plan assets and the actual percentage of plan assets
Fair value of plan assets	$ 208	$ 202